DEPRECIATION, AMORTIZATION, AND IMPAIRMENT (Tables)	12 Months Ended
Dec. 31, 2017
Depreciation Amortization And Impairment
Schedule of depreciation, amortization and impairment charges

Depreciation, amortization and impairment charges for the years ended December 31, 2017, 2016 and 2015, are detailed below:

	For the years ended December 31,
	2017	2016	2015
	MCh$	MCh$	MCh$

Depreciation and amortization
Depreciation of property, plant, and equipment	(55,623)	(45,025)	(36,195)
Amortization of Intangible assets	(22,200)	(20,334)	(17,419)
Total depreciation and amortization	(77,823)	(65,359)	(53,614)
Impairment of property, plant, and equipment	(354)	(234)	(21)
Impairment of intangibles	(5,290)	-	-
Total	(83,467)	(65,593)	(53,635)